SHARE-BASED COMPENSATION - RESTRICTED SHARE AWARD GRANTED TO NON-EMPLOYEE (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Share-based compensation
Vested (in shares)	160,000	160,000	320,000	1,503,212
Total fair value of restricted shares vested	$ 11,000	¥ 72,000	¥ 151,000	¥ 144,000
Total compensation expense	95,000	654,000	1,891,000	4,157,000
Cost of revenues
Share-based compensation
Total compensation expense	11,000	79,000	211,000	551,000
Sales and marketing expenses
Share-based compensation
Total compensation expense	5,000	32,000	83,000	220,000
General and administrative expenses
Share-based compensation
Total compensation expense	53,000	367,000	1,114,000	2,262,000
Research and development expenses
Share-based compensation
Total compensation expense	$ 26,000	¥ 176,000	¥ 483,000	¥ 1,124,000